NATIONWIDE

VA SEPARATE

ACCOUNT-A

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account-A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Total Return Series - Initial Class (MTRS)
942 shares (cost $16,516)	$17,629
NVIT Fund - Class I (TRF)
623,429 shares (cost $6,196,605)	5,679,440
NVIT Government Bond Fund - Class I (GBF)
299,124 shares (cost $3,470,808)	3,436,939
NVIT Growth Fund - Class I (CAF)
60,341 shares (cost $676,934)	841,156
NVIT Money Market Fund - Class I (SAM)
724,816 shares (cost $724,816)	724,816
VP Balanced Fund - Class I (ACVB)
339,259 shares (cost $2,191,222)	2,137,334
Equity-Income Portfolio - Initial Class (FEIP)
761 shares (cost $18,023)	14,483
VIP Fund - Growth Portfolio - Initial Class (FGP)
264,459 shares (cost $8,572,445)	9,808,776
Balanced Portfolio - I Class Shares (AMBP)
262,129 shares (cost $2,458,725)	2,775,951

Total Investments	$25,436,524

Accounts Payable	(28,068)

$25,408,456

Contract Owners’ Equity:
Accumulation units	25,275,336
Contracts in payout (annuitization) period (note 1f)	133,120

Total Contract Owners’ Equity (note 5)	$25,408,456

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	MTRS	TRF	GBF	CAF	SAM	ACVB	FEIP
Reinvested dividends	$253,182	450	55,318	102,477	5,545	1	38,872	246
Mortality and expense risk charges (note 2)	(314,604)	(233)	(72,183)	(46,101)	(13,183)	(9,819)	(26,923)	(183)

Net investment income (loss)	(61,422)	217	(16,865)	56,376	(7,638)	(9,818)	11,949	63

Realized gain (loss) on investments	(470,667)	27	(262,532)	769	84,097	-	14,526	7
Change in unrealized gain (loss) on investments	3,688,279	1,122	899,773	(71,720)	64,097	-	173,908	1,658

Net gain (loss) on investments	3,217,612	1,149	637,241	(70,951)	148,194	-	188,434	1,665

Reinvested capital gains	159,234	-	-	129,856	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,315,424	1,366	620,376	115,281	140,556	(9,818)	200,383	1,728

Investment Activity:	FGP	AMBP
Reinvested dividends	$24,241	26,032
Mortality and expense risk charges (note 2)	(112,161)	(33,818)

Net investment income (loss)	(87,920)	(7,786)

Realized gain (loss) on investments	(280,619)	(26,942)
Change in unrealized gain (loss) on investments	2,164,810	454,631

Net gain (loss) on investments	1,884,191	427,689

Reinvested capital gains	29,378	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,825,649	419,903

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		MTRS		TRF		GBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(61,422)	117,302	217	319	(16,865)	2,083	56,376	80,575
Realized gain (loss) on investments	(470,667)	(1,639,814)	27	-	(262,532)	(507,911)	769	(19,370)
Change in unrealized gain (loss) on investments	3,688,279	5,411,728	1,122	1,971	899,773	1,652,374	(71,720)	(65,744)
Reinvested capital gains	159,234	60,612	-	-	-	-	129,856	54,010

Net increase (decrease) in contract owners’ equity resulting from operations	3,315,424	3,949,828	1,366	2,290	620,376	1,146,546	115,281	49,471

Equity transactions:
Purchase payments received from contract owners (note 3)	103,465	331,241	-	-	33,871	14,320	1,081	3,888
Transfers between funds	-	-	-	-	(177,457)	(24,159)	58,202	(293,568)
Redemptions (note 3)	(2,588,356)	(2,618,065)	-	-	(599,389)	(370,164)	(397,310)	(365,784)
Annuity benefits	(11,646)	(10,759)	-	-	(2,962)	(2,943)	-	-
Contract maintenance charges (note 2)	(36,525)	(39,554)	-	-	(8,786)	(9,339)	(4,521)	(5,352)
Contingent deferred sales charges (note 2)	(1,250)	(183)	-	-	(92)	(48)	-	(51)
Adjustments to maintain reserves	(26,853)	1,849	(2)	(3)	(6,664)	496	61	(29)

Net equity transactions	(2,561,165)	(2,335,471)	(2)	(3)	(761,479)	(391,837)	(342,487)	(660,896)

Net change in contract owners’ equity	754,259	1,614,357	1,364	2,287	(141,103)	754,709	(227,206)	(611,425)
Contract owners’ equity beginning of period	24,654,197	23,039,840	16,254	13,967	5,813,578	5,058,869	3,664,151	4,275,576

Contract owners’ equity end of period	$25,408,456	24,654,197	17,618	16,254	5,672,475	5,813,578	3,436,945	3,664,151

CHANGES IN UNITS:
Beginning units	1,040,443	1,141,959	785	785	188,245	203,876	114,799	135,767
Units purchased	45,391	87,847	-	-	1,444	9,599	6,482	2,336
Units redeemed	(150,956)	(189,363)	-	-	(25,526)	(25,230)	(17,163)	(23,304)

Ending units	934,878	1,040,443	785	785	164,163	188,245	104,118	114,799

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	CAF		SAM		ACVB		FEIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(7,638)	(6,577)	(9,818)	(13,810)	11,949	73,917	63	104
Realized gain (loss) on investments	84,097	(35,232)	-	-	14,526	(33,052)	7	(26)
Change in unrealized gain (loss) on investments	64,097	291,361	-	-	173,908	210,986	1,658	2,743
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	140,556	249,552	(9,818)	(13,810)	200,383	251,851	1,728	2,821

Equity transactions:
Purchase payments received from contract owners (note 3)	6,200	6,374	-	157,014	1,908	7,352	-	-
Transfers between funds	(338,664)	284,132	33,037	72,681	95,535	64,757	-	-
Redemptions (note 3)	(68,452)	(83,834)	(219,078)	(478,532)	(172,001)	(177,035)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,316)	(1,337)	(826)	(1,051)	(2,917)	(3,090)	-	-
Contingent deferred sales charges (note 2)	-	(18)	(1,027)	-	-	-	-	-
Adjustments to maintain reserves	(22)	4	2	(9)	(16)	(13)	(2)	(22)

Net equity transactions	(402,254)	205,321	(187,892)	(249,897)	(77,491)	(108,029)	(2)	(22)

Net change in contract owners’ equity	(261,698)	454,873	(197,710)	(263,707)	122,892	143,822	1,726	2,799
Contract owners’ equity beginning of period	1,102,839	647,966	922,531	1,186,238	2,014,432	1,870,610	12,743	9,944

Contract owners’ equity end of period	$841,141	1,102,839	724,821	922,531	2,137,324	2,014,432	14,469	12,743

CHANGES IN UNITS:
Beginning units	66,773	51,683	53,117	67,441	175,477	185,731	553	554
Units purchased	829	21,511	5,326	23,883	9,853	9,560	-	-
Units redeemed	(24,332)	(6,421)	(16,161)	(38,207)	(16,358)	(19,814)	-	(1)

Ending units	43,270	66,773	42,282	53,117	168,972	175,477	553	553

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGP		AMBP
	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(87,920)	(64,530)	(7,786)	45,221
Realized gain (loss) on investments	(280,619)	(928,324)	(26,942)	(115,899)
Change in unrealized gain (loss) on investments	2,164,810	2,800,073	454,631	517,964
Reinvested capital gains	29,378	6,602	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,825,649	1,813,821	419,903	447,286

Equity transactions:
Purchase payments received from contract owners (note 3)	41,117	97,269	19,288	45,024
Transfers between funds	237,993	(100,013)	91,354	(3,830)
Redemptions (note 3)	(780,730)	(821,996)	(351,396)	(320,720)
Annuity benefits	(6,044)	(5,548)	(2,640)	(2,268)
Contract maintenance charges (note 2)	(14,094)	(15,152)	(4,065)	(4,233)
Contingent deferred sales charges (note 2)	(88)	(66)	(43)	-
Adjustments to maintain reserves	(14,304)	1,111	(5,906)	314

Net equity transactions	(536,150)	(844,395)	(253,408)	(285,713)

Net change in contract owners’ equity	1,289,499	969,426	166,495	161,573
Contract owners’ equity beginning of period	8,504,378	7,534,952	2,603,291	2,441,718

Contract owners’ equity end of period	$9,793,877	8,504,378	2,769,786	2,603,291

CHANGES IN UNITS:
Beginning units	315,568	354,158	125,126	141,964
Units purchased	13,615	16,246	7,842	4,712
Units redeemed	(32,179)	(54,836)	(19,237)	(21,550)

Ending units	297,004	315,568	113,731	125,126

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT- A NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Initial Class (MEGS)*

Total Return Series - Initial Class (MTRS)

NATIONWIDE FUNDS GROUP

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Small Company Fund - Class I (SCF)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP International Fund - Class I (ACVI)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Primary Shares (FVCA2P)*

High Income Bond Fund II - Primary Shares (FHIB)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Balanced Portfolio - I Class Shares (AMBP)

*	At December 31, 2010, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- A NOTES TO FINANCIAL STATEMENTS December 31, 2010

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company offers two products through the Account, the NLAIC Annuity product and the Eagle Choice product. The following additional contract charges are deducted by the Company: (a) for the NLAIC Annuity contracts, a contract maintenance charge of $30, dependent upon contract type and issue date, which is satisfied by redeeming units; for the Eagle Choice contracts, a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the NLAIC Annuity contracts, a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.30%; for the Eagle Choice contracts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.40%. No charges are deducted from the initial funding to the Account by the Company, or from earnings thereon.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	MTRS	TRF	GBF	CAF	SAM	ACVB	FEIP

1.30%	$314,188	-	$72,183	$46,101	$13,183	$9,819	$26,923	-
1.40%	416	233	-	-	-	-	-	183

Totals	$314,604	$233	$72,183	$46,101	$13,183	$9,819	$26,923	$183

	FGP	AMBP

1.30%	$112,161	$33,818
1.40%	-	-

Totals	$112,161	$33,818

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $74,716 and $20,998, respectively, and total transfers from the Account to the fixed account were $195,854 and $204,547, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $0 and $59,525 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- A NOTES TO FINANCIAL STATEMENTS December 31, 2010

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$25,436,524	0	$25,436,524

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Total Return Series - Initial Class (MTRS)	$208	$235
NVIT Fund - Class I (TRF)	1,103,100	840,568
NVIT Government Bond Fund - Class I (GBF)	602,573	603,342
NVIT Growth Fund - Class I (CAF)	343,646	427,743
NVIT Money Market Fund - Class I (SAM)	276,009	276,009
VP Balanced Fund - Class I (ACVB)	201,856	216,382
Equity-Income Portfolio - Initial Class (FEIP)	177	184
VIP Fund - Growth Portfolio - Initial Class (FGP)	1,252,460	971,841
Balanced Portfolio - I Class Shares (AMBP)	463,181	436,239

Total	$4,243,210	$3,772,543

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

NATIONWIDE VA SEPARATE ACCOUNT- A NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***
Total Return Series - Initial Class (MTRS)
2010	1.40%	785	$22.443172	$17,618	2.72%	8.39%
2009	1.40%	785	20.705660	16,254	3.58%	16.38%
2008	1.40%	785	17.790000	13,967	3.09%	-23.22%
2007	1.40%	785	23.173470	18,191	2.57%	2.75%
2006	1.40%	785	22.553664	17,705	2.27%	10.33%
NVIT Fund - Class I (TRF)
2010	1.30%	164,163	34.354879	5,639,731	1.01%	11.98%
2009	1.30%	188,245	30.680617	5,775,504	1.34%	24.46%
2008	1.30%	203,876	24.650000	5,025,851	1.37%	-42.32%
2007	1.30%	265,619	42.735674	11,351,407	1.07%	6.77%
2006	1.30%	318,066	40.026869	12,731,186	1.05%	12.15%
NVIT Government Bond Fund - Class I (GBF)
2010	1.30%	104,118	33.009769	3,436,945	2.91%	3.42%
2009	1.30%	114,799	31.918249	3,664,151	3.36%	1.35%
2008	1.30%	135,767	31.490000	4,275,576	4.16%	6.32%
2007	1.30%	162,491	29.620219	4,813,019	4.30%	5.76%
2006	1.30%	190,560	28.007554	5,337,119	3.97%	2.00%
NVIT Growth Fund - Class I (CAF)
2010	1.30%	43,270	19.439339	841,141	0.56%	17.70%
2009	1.30%	66,773	16.516251	1,102,839	0.56%	31.74%
2008	1.30%	51,683	12.540000	647,966	0.27%	-39.50%
2007	1.30%	69,175	20.724395	1,433,610	0.17%	17.98%
2006	1.30%	84,033	17.565687	1,476,097	0.05%	4.79%
NVIT Money Market Fund - Class I (SAM)
2010	1.30%	42,282	17.142137	724,821	0.00%	-1.30%
2009	1.30%	53,117	17.367899	922,531	0.03%	-1.26%
2008	1.30%	67,441	17.590000	1,186,238	2.06%	0.73%
2007	1.30%	49,060	17.462322	856,702	4.94%	3.42%
2006	1.30%	47,555	16.884372	802,936	4.43%	3.18%
VP Balanced Fund - Class I (ACVB)
2010	1.30%	168,972	12.648988	2,137,324	1.90%	10.19%
2009	1.30%	175,477	11.479746	2,014,432	5.27%	13.98%
2008	1.30%	185,731	10.070000	1,870,610	2.57%	-21.37%
2007	1.30%	214,258	12.808596	2,744,344	2.23%	3.56%
2006	1.30%	257,528	12.367801	3,185,055	1.97%	8.20%
Clover Value Fund II - Primary Shares (FALF)
2007	1.40%	767	20.542938	15,756	1.47%	-10.94%
2006	1.40%	767	23.065511	17,691	1.41%	15.18%
High Income Bond Fund II - Primary Shares (FHIB)
2007	1.40%	912	17.130075	15,623	7.85%	1.97%
2006	1.40%	912	16.798651	15,320	8.27%	9.26%
Equity-Income Portfolio - Initial Class (FEIP)
2010	1.40%	553	26.164070	14,469	1.90%	13.54%
2009	1.40%	553	23.044237	12,743	2.38%	28.39%
2008	1.40%	554	17.950000	9,944	1.62%	-43.46%
2007	1.40%	1,153	31.745607	36,603	1.38%	0.10%
2006	1.40%	2,023	31.713457	64,156	3.28%	18.52%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2010	1.30%	297,004	32.736577	9,722,894	0.28%	22.56%
2009	1.30%	315,568	26.710558	8,428,971	0.44%	26.62%
2008	1.30%	354,158	21.100000	7,471,041	0.75%	-47.86%
2007	1.30%	429,438	40.455652	17,373,194	0.83%	25.31%
2006	1.30%	524,256	32.285532	16,925,884	0.41%	5.46%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2007	1.40%	1,670	23.260397	38,845	3.37%	15.66%
2006	1.40%	1,670	20.110798	33,585	0.84%	16.43%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- A NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***
Balanced Portfolio - I Class Shares (AMBP)
2010	1.30%	113,731	$24.095597	$2,740,393	1.00%	17.28%
2009	1.30%	125,126	20.544583	2,570,661	3.14%	20.87%
2008	1.30%	141,964	17.000000	2,412,907	3.55%	-39.94%
2007	1.30%	178,683	28.299559	5,056,650	1.15%	14.09%
2006	1.30%	210,022	24.803958	5,209,377	0.76%	9.23%

2010	Reserves for annuity contracts in payout phase:				133,120
2010	Contract owners equity:				$25,408,456
2009	Reserves for annuity contracts in payout phase:				146,111
2009	Contract owners equity:				$24,654,197
2008	Reserves for annuity contracts in payout phase:				125,740
2008	Contract owners equity:				$23,039,840
2007	Reserves for annuity contracts in payout phase:				231,060
2007	Contract owners equity:				$43,985,004
2006	Reserves for annuity contracts in payout phase:				210,537
2006	Contract owners equity:				$46,026,648
*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.